Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
THE GABELLI SMALL CAP GROWTH FUND CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	8.69%	10.24%	21.34%	(12.50%)	25.32%	13.70%	21.53%	(15.32%)	18.96%	17.25%
THE GABELLI EQUITY INCOME FUND CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	16.31%	6.55%	8.27%	(5.37%)	23.50%	7.08%	22.26%	(11.00%)	15.12%	10.21%
THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	2.09%	13.22%	11.32%	(13.84%)	27.04%	8.64%	26.77%	(25.28%)	17.09%	1.57%
The Gabelli Global Financial Services Fund CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	36.19%	27.80%	25.43%	(11.24%)	28.84%	(1.49%)